UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sound Energy Partners, Inc.

Address:    200 Greenwich Avenue
            Greenwich, Connecticut 06830

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Slavko Negulic
Title:      Chief Financial Officer
Phone:      (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Greenwich, Connecticut         August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             114

Form 13F Information Table Value Total:             $1,409,143

                                                    (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name

1.      028-13236               Southport Energy Plus Partners, L.P.

2.      028-13524               Southport Energy Plus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------  -------   --- ----  ----------      -----  ----      ------ ----
ACTIVE POWER INC              COM              00504W100   5,521    2,253,400 SH        SHARED-DEFINED  1      2,253,400
ACTIVE POWER INC              COM              00504W100   5,728    2,338,068 SH        SHARED-DEFINED  2      2,338,068
ALPHA NATURAL RESOURCES INC   COM              02076X102  38,629      850,120 SH        SHARED-DEFINED  1        850,120
ALPHA NATURAL RESOURCES INC   COM              02076X102  40,089      882,230 SH        SHARED-DEFINED  2        882,230
ANADARKO PETE CORP            COM              032511107   7,538       98,200 SH        SHARED-DEFINED  1         98,200
ANADARKO PETE CORP            COM              032511107   7,814      101,800 SH        SHARED-DEFINED  2        101,800
ARCH COAL INC                 COM              039380100  22,248      834,500 SH        SHARED-DEFINED  1        834,500
ARCH COAL INC                 COM              039380100  23,093      866,200 SH        SHARED-DEFINED  2        866,200
ARCH COAL INC                 COM              039380100  26,161      981,300     CALL  SHARED-DEFINED  1        981,300
ARCH COAL INC                 COM              039380100  27,159    1,018,700     CALL  SHARED-DEFINED  2      1,018,700
BAKER HUGHES INC              COM              057224107  42,731      588,900 SH        SHARED-DEFINED  1        588,900
BAKER HUGHES INC              COM              057224107  44,341      611,100 SH        SHARED-DEFINED  2        611,100
BASIC ENERGY SVCS INC NEW     COM              06985P100   5,780      183,672 SH        SHARED-DEFINED  1        183,672
BASIC ENERGY SVCS INC NEW     COM              06985P100   5,998      190,600 SH        SHARED-DEFINED  2        190,600
BRIGHAM EXPLORATION CO        COM              109178103  19,299      644,800 SH        SHARED-DEFINED  1        644,800
BRIGHAM EXPLORATION CO        COM              109178103  20,026      669,100 SH        SHARED-DEFINED  2        669,100
CAMERON INTERNATIONAL CORP    COM              13342B105  36,469      725,181 SH        SHARED-DEFINED  1        725,181
CAMERON INTERNATIONAL CORP    COM              13342B105  37,838      752,400 SH        SHARED-DEFINED  2        752,400
CHESAPEAKE ENERGY CORP        COM              165167107  22,582      760,600 SH        SHARED-DEFINED  1        760,600
CHESAPEAKE ENERGY CORP        COM              165167107  23,437      789,400 SH        SHARED-DEFINED  2        789,400
CHINA MING YANG WIND PWR GRO  SPONSORED ADR    16951C108   1,590      252,750 SH        SHARED-DEFINED  1        252,750
CHINA MING YANG WIND PWR GRO  SPONSORED ADR    16951C108   1,649      262,186 SH        SHARED-DEFINED  2        262,186
CMS ENERGY CORP               COM              125896100     303       15,400 SH        SHARED-DEFINED  1         15,400
CMS ENERGY CORP               COM              125896100     313       15,900 SH        SHARED-DEFINED  2         15,900
COMPLETE PRODUCTION SERVICES  COM              20453E109   3,253       97,500 SH        SHARED-DEFINED  1         97,500
COMPLETE PRODUCTION SERVICES  COM              20453E109   3,373      101,100 SH        SHARED-DEFINED  2        101,100
COMPLETE PRODUCTION SERVICES  COM              20453E109   1,965       58,900     CALL  SHARED-DEFINED  1         58,900
COMPLETE PRODUCTION SERVICES  COM              20453E109   2,038       61,100     CALL  SHARED-DEFINED  2         61,100
COMSTOCK RES INC              COM NEW          205768203   1,414       49,100 SH        SHARED-DEFINED  1         49,100
COMSTOCK RES INC              COM NEW          205768203   1,465       50,900 SH        SHARED-DEFINED  2         50,900
CONCHO RES INC                COM              20605P101  18,159      197,700 SH        SHARED-DEFINED  1        197,700
CONCHO RES INC                COM              20605P101  18,848      205,200 SH        SHARED-DEFINED  2        205,200
DIAMOND OFFSHORE DRILLING IN  COM              25271C102   5,182       73,600     PUT   SHARED-DEFINED  1         73,600
DIAMOND OFFSHORE DRILLING IN  COM              25271C102   5,379       76,400     PUT   SHARED-DEFINED  2         76,400
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140   6,641      199,900 SH        SHARED-DEFINED  1        199,900
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140   6,893      207,500 SH        SHARED-DEFINED  2        207,500
ENERGYSOLUTIONS INC           COM              292756202  13,794    2,792,308 SH        SHARED-DEFINED  1      2,792,308
ENERGYSOLUTIONS INC           COM              292756202  14,313    2,897,300 SH        SHARED-DEFINED  2      2,897,300
ENSCO PLC                     SPONSORED ADR    29358Q109  18,964      355,800 SH        SHARED-DEFINED  1        355,800
ENSCO PLC                     SPONSORED ADR    29358Q109  19,678      369,200 SH        SHARED-DEFINED  2        369,200
FOREST OIL CORP               COM PAR $0.01    346091705  21,851      818,100 SH        SHARED-DEFINED  1        818,100
FOREST OIL CORP               COM PAR $0.01    346091705  22,674      848,900 SH        SHARED-DEFINED  2        848,900
FRONTIER OIL CORP             COM              35914P105  13,477      417,100 SH        SHARED-DEFINED  1        417,100
FRONTIER OIL CORP             COM              35914P105  13,987      432,900 SH        SHARED-DEFINED  2        432,900
FUELCELL ENERGY INC           COM              35952H106     795      607,111 SH        SHARED-DEFINED  1        607,111
FUELCELL ENERGY INC           COM              35952H106     825      629,888 SH        SHARED-DEFINED  2        629,888
GLOBAL INDS LTD               COM              379336100   1,542      281,371 SH        SHARED-DEFINED  1        281,371
GLOBAL INDS LTD               COM              379336100   1,600      291,900 SH        SHARED-DEFINED  2        291,900
HALLIBURTON CO                COM              406216101  41,208      808,000 SH        SHARED-DEFINED  1        808,000
HALLIBURTON CO                COM              406216101  42,758      838,400 SH        SHARED-DEFINED  2        838,400
HELMERICH & PAYNE INC         COM              423452101   7,134      107,900 SH        SHARED-DEFINED  1        107,900
HELMERICH & PAYNE INC         COM              423452101   7,404      111,980 SH        SHARED-DEFINED  2        111,980
HESS CORP                     COM              42809H107  19,340      258,700 SH        SHARED-DEFINED  1        258,700
HESS CORP                     COM              42809H107  20,073      268,500 SH        SHARED-DEFINED  2        268,500
MCDERMOTT INTL INC            COM              580037109     208       10,506 SH        SHARED-DEFINED  1         10,506
MCDERMOTT INTL INC            COM              580037109     215       10,840 SH        SHARED-DEFINED  2         10,840
NABORS INDUSTRIES LTD         SHS              G6359F103  15,237      618,400 SH        SHARED-DEFINED  1        618,400
NABORS INDUSTRIES LTD         SHS              G6359F103  15,809      641,600 SH        SHARED-DEFINED  2        641,600
NATIONAL OILWELL VARCO INC    COM              637071101  13,250      169,410 SH        SHARED-DEFINED  1        169,410
NATIONAL OILWELL VARCO INC    COM              637071101  13,741      175,700 SH        SHARED-DEFINED  2        175,700
NEWFIELD EXPL CO              COM              651290108  14,978      220,200 SH        SHARED-DEFINED  1        220,200
NEWFIELD EXPL CO              COM              651290108  15,543      228,500 SH        SHARED-DEFINED  2        228,500
NEXEN INC                     COM              65334H102  23,479    1,043,500 SH        SHARED-DEFINED  1      1,043,500
NEXEN INC                     COM              65334H102  24,365    1,082,900 SH        SHARED-DEFINED  2      1,082,900
NEXEN INC                     COM              65334H102  12,717      565,200     CALL  SHARED-DEFINED  1        565,200
NEXEN INC                     COM              65334H102  13,201      586,700     CALL  SHARED-DEFINED  2        586,700
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103   9,394      238,375 SH        SHARED-DEFINED  1        238,375
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103   9,746      247,300 SH        SHARED-DEFINED  2        247,300
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103   7,736      196,300     PUT   SHARED-DEFINED  1        196,300
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103   8,028      203,700     PUT   SHARED-DEFINED  2        203,700
OIL STS INTL INC              COM              678026105   5,322       66,600 SH        SHARED-DEFINED  1         66,600
OIL STS INTL INC              COM              678026105   5,529       69,195 SH        SHARED-DEFINED  2         69,195
PATRIOT COAL CORP             COM              70336T104  24,907    1,118,900 SH        SHARED-DEFINED  1      1,118,900
PATRIOT COAL CORP             COM              70336T104  25,846    1,161,100 SH        SHARED-DEFINED  2      1,161,100
PATTERSON UTI ENERGY INC      COM              703481101  14,155      447,800 SH        SHARED-DEFINED  1        447,800
PATTERSON UTI ENERGY INC      COM              703481101  14,689      464,700 SH        SHARED-DEFINED  2        464,700
PATTERSON UTI ENERGY INC      COM              703481101   6,951      219,900     CALL  SHARED-DEFINED  1        219,900
PATTERSON UTI ENERGY INC      COM              703481101   7,217      228,300     CALL  SHARED-DEFINED  2        228,300
PEABODY ENERGY CORP           COM              704549104   5,785       98,200 SH        SHARED-DEFINED  1         98,200
PEABODY ENERGY CORP           COM              704549104   5,997      101,800 SH        SHARED-DEFINED  2        101,800
PENN VA CORP                  COM              707882106   2,593      196,300 SH        SHARED-DEFINED  1        196,300
PENN VA CORP                  COM              707882106   2,691      203,700 SH        SHARED-DEFINED  2        203,700
PETROHAWK ENERGY CORP         COM              716495106   4,843      196,300 SH        SHARED-DEFINED  1        196,300
PETROHAWK ENERGY CORP         COM              716495106   5,025      203,700 SH        SHARED-DEFINED  2        203,700
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   7,463      220,400 SH        SHARED-DEFINED  1        220,400
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   7,744      228,700 SH        SHARED-DEFINED  2        228,700
PROSHARES TR                  ULTSHT OIL NEW   74347X591   1,386       49,100 SH        SHARED-DEFINED  1         49,100
PROSHARES TR                  ULTSHT OIL NEW   74347X591   1,436       50,900 SH        SHARED-DEFINED  2         50,900
QEP RES INC                   COM              74733V100   8,805      210,500 SH        SHARED-DEFINED  1        210,500
QEP RES INC                   COM              74733V100   9,140      218,500 SH        SHARED-DEFINED  2        218,500
ROWAN COS INC                 COM              779382100  13,225      340,765 SH        SHARED-DEFINED  1        340,765
ROWAN COS INC                 COM              779382100  13,723      353,600 SH        SHARED-DEFINED  2        353,600
SANDRIDGE ENERGY INC          COM              80007P307  17,991    1,687,700 SH        SHARED-DEFINED  1      1,687,700
SANDRIDGE ENERGY INC          COM              80007P307  18,667    1,751,100 SH        SHARED-DEFINED  2      1,751,100
SCHLUMBERGER LTD              COM              806857108  31,277      362,000 SH        SHARED-DEFINED  1        362,000
SCHLUMBERGER LTD              COM              806857108  32,452      375,600 SH        SHARED-DEFINED  2        375,600
SM ENERGY CO                  COM              78454L100   3,064       41,700 SH        SHARED-DEFINED  1         41,700
SM ENERGY CO                  COM              78454L100   3,182       43,300 SH        SHARED-DEFINED  2         43,300
SOLAZYME INC                  COM              83415T101     563       24,500 SH        SHARED-DEFINED  1         24,500
SOLAZYME INC                  COM              83415T101     586       25,500 SH        SHARED-DEFINED  2         25,500
STONE ENERGY CORP             COM              861642106   2,611       85,900 SH        SHARED-DEFINED  1         85,900
STONE ENERGY CORP             COM              861642106   2,708       89,100 SH        SHARED-DEFINED  2         89,100
SUNPOWER CORP                 DBCV 4.750% 4/1  867652AC3   3,495    3,282,000 PRN       SHARED-DEFINED  1      3,282,000
SUNPOWER CORP                 DBCV 4.750% 4/1  867652AC3   2,672    2,509,000 PRN       SHARED-DEFINED  2      2,509,000
TENARIS S A                   SPONSORED ADR    88031M109   2,245       49,100 SH        SHARED-DEFINED  1         49,100
TENARIS S A                   SPONSORED ADR    88031M109   2,328       50,900 SH        SHARED-DEFINED  2         50,900
UNIT CORP                     COM              909218109   7,827      128,456 SH        SHARED-DEFINED  1        128,456
UNIT CORP                     COM              909218109   8,122      133,300 SH        SHARED-DEFINED  2        133,300
VALERO ENERGY CORP NEW        COM              91913Y100  17,994      703,700 SH        SHARED-DEFINED  1        703,700
VALERO ENERGY CORP NEW        COM              91913Y100  18,669      730,100 SH        SHARED-DEFINED  2        730,100
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103   8,297      442,500 SH        SHARED-DEFINED  1        442,500
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103   8,616      459,500 SH        SHARED-DEFINED  2        459,500
WILLBROS GROUP INC DEL        COM              969203108     635       74,400 SH        SHARED-DEFINED  1         74,400
WILLBROS GROUP INC DEL        COM              969203108     660       77,300 SH        SHARED-DEFINED  2         77,300

SK 22214 0001 1218618